Indefinite Lived Intangible Assets - Pharmaceutical Formulas	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Indefinite Lived Intangible Assets - Pharmaceutical Formulas

INDEFINITE LIVED INTANGIBLE ASSETS – PHARMACEUTICAL FORMULAS

The Company purchased, and currently owns exclusive rights to, a series of pharmaceutical formulas that were approved by the SFDA. This asset includes 12 formulas that are included in the Chinese government’s Essential Drug List (“EDL”) and 25 medicines included in the National Drug Reimbursement List (“NDRL”). The intellectual property underlying these formulas can be renewed every 5 years without limitation for a minimum fee and are subject to certain protections under PRC drug regulations for an indefinite period of time. These regulations mitigate competition and the ability of other suppliers to replicate the Company’s products or produce comparable substitutes. These intangible assets are measured initially at cost not subject to amortization and are tested for impairment annually or in interim reporting periods if events or changes in circumstances indicate that the carrying amounts of these intangible assets might not be recoverable.

Pharmaceutical formulas with indefinite lives consist of the following:

	March 31, 2014	June 30, 2013
	(unaudited)
Pharmaceutical formulas, without amortization, at cost	$14,149,231	$14,109,169

INDEFINITE LIVED INTANGIBLE ASSETS – PHARMACEUTICAL FORMULAS

The Company purchased, and currently owns exclusive rights to, a series of pharmaceutical formulas that were approved by the SFDA. This asset includes 12 formulas that are included in the Chinese government’s Essential Drug List (“EDL”) and 25 medicines included in the National Drug Reimbursement List (“NDRL”). The intellectual property underlying these formulas can be renewed every 5 years without limitation for a nominal fee and are subject to certain protections under PRC drug regulations for an indefinite period of time. These regulations mitigate competition and the ability of other suppliers to replicate the Company’s products or produce comparable substitutes. These intangible assets are measured initially at cost not subject to amortization and are tested for impairment annually or in interim reporting periods if events or changes in circumstances indicate that the carrying amounts of these intangible assets might not be recoverable.

Pharmaceutical formulas with indefinite lives consist of the following:

	June 30, 2013	June 30, 2012

Pharmaceutical formulas, without amortization, at cost	$14,109,169	$25,610,557

During the year ended June 30, 2013, the Company recorded an impairment charge of $1,688,486, for a limited number of products formulas purchased in 2005 that will no longer be used to develop products. The Company also reclassified $10,331,414 for the cost of certain other SFDA approved drug formulas that the Company will retain as defensive assets, to other intangible assets (Notes 1 and 2). The Company has made a determination that that is in the Company’s best interests to retain these formulas to mitigate competition and provide the Company with the option of using them in future development efforts should it be advantageous to do so.